UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-02736
                 ---------------------------------------------

                       PETROLEUM & RESOURCES CORPORATION

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                      Petroleum & Resources Corporation
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2004

Date of reporting period: June 30, 2004

                             [GRAPHIC APPEARS HERE]

                        PETROLEUM & RESOURCES CORPORATION
--------------------------------------------------------------------------------
Board of Directors

Enrique R. Arzac /1/,/2/                  W. Perry Neff /2/,/4/
Phyllis O. Bonanno /1/,/3/                Douglas G. Ober /1/
Daniel E. Emerson /1/,/3/                 Landon Peters /2/,/3/
Thomas H. Lenagh /1/,/4/                  John J. Roberts /1/
W.D. MacCallan /3/,/4/                    Susan C. Schwab /2/,/4/
Kathleen T. McGahran /2/,/4/              Robert J.M. Wilson /1/,/3/

1. Member of Executive Committee
2. Member of Audit Committee
3. Member of Compensation Committee
4. Member of Retirement Benefits Committee

Officers

Douglas G. Ober                         Chairman, President and Chief Executive
                                         Officer
Joseph M. Truta                         Executive Vice President
Lawrence L. Hooper, Jr.                 Vice President, General Counsel and
                                         Secretary
Maureen A. Jones                        Vice President, Chief Financial Officer
                                         and Treasurer
Nancy J.F. Prue                         Vice President--Research
Christine M. Sloan                      Assistant Treasurer
Geraldine H. Pare                       Assistant Secretary

                                   ----------
                                   Stock Data
                                   ----------

Market Price (6/30/04)                                                 $  23.81
Net Asset Value (6/30/04)                                              $  26.22
Discount:                                                                  9.2%

New York Stock Exchange and Pacific Exchange ticker symbol: PEO
NASDAQ Mutual Fund Quotation Symbol: XPEOX
Newspaper stock listings are generally under the abbreviation: PetRs

                              ---------------------
                              Distributions in 2004
                              ---------------------

From Investment Income (paid or declared)                             $    0.30
From Net Realized Gains                                                    0.09
                                                                      ---------
Total                                                                 $    0.39
                                                                      =========

                           ---------------------------
                           2004 Dividend Payment Dates
                           ---------------------------

                              March 1, 2004
                              June 1, 2004
                              September 1, 2004
                              December 27, 2004*

                           * Anticipated

                             LETTER TO STOCKHOLDERS
--------------------------------------------------------------------------------

We submit herewith the audited financial statements of the Corporation for the six months ended June 30, 2004. In addition, there is a report of the independent registered public accounting firm, and a schedule of investments, along with other financial information.

Net assets of the Corporation at June 30, 2004 were $26.22 per share on 21,682,327 shares outstanding, compared with $24.06 per share at December 31, 2003 on 21,736,777 shares outstanding. On March 1, 2004, a distribution of $0.13 per share was paid, consisting of $0.07 from 2003 long-term capital gain, $0.02 from 2003 short-term capital gain, $0.03 from 2003 investment income and $0.01 from 2004 investment income, all taxable in 2004. A 2004 investment income dividend of $0.13 per share was paid on June 1, 2004 and another $0.13 investment income dividend has been declared to shareholders of record August 17, 2004, payable on September 1, 2004.

Net investment income for the six months ended June 30, 2004 amounted to $4,645,489, compared with $3,942,668 for the same period in 2003. These earnings are equal to $0.21 and $0.18 per share on the average number of shares outstanding during each period.

Net capital gain realized on investments for the six months ended June 30, 2004 amounted to $7,452,675, the equivalent of $0.34 per share.

Current and potential shareholders can find information about the Corporation, including the daily net asset value (NAV) per share, the market price, and the discount/premium to the NAV, at its site on the Internet. The address for the website is www.peteres.com. Also available at the website are a brief history of the Corporation, historical financial information, and more general industry material. Further information regarding shareholder services is located on page 14 of this report.

The Corporation is an internally-managed equity fund emphasizing petroleum and other natural resource investments. The investment policy of the Corporation is based on the primary objectives of preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

By order of the Board of Directors,

/s/ Douglas G. Ober
Douglas G. Ober,
Chairman, President and
Chief Executive Officer

July 23, 2004

                       STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                  June 30, 2004

Assets
Investments* at value:
  Common stocks and convertible securities
   (cost $279,204,690)                                    $   504,988,223
  Short-term investments (cost $62,369,605)                    62,369,605
  Securities lending collateral (cost $38,883,142              38,883,142   $  606,240,970
-------------------------------------------------------------------------
Cash                                                                               349,511
Receivables:
  Investment securities sold                                                     2,028,244
  Dividends and interest                                                           502,505
Prepaid expenses and other assets                                                1,594,418
------------------------------------------------------------------------------------------
    Total Assets                                                               610,715,648
------------------------------------------------------------------------------------------
Liabilities
Investment securities purchased                                                    126,241
Open written option contracts at value
 (proceeds $403,747)                                                               718,740
Obligations to return securities lending collateral                             38,883,142
Accrued expenses                                                                 2,479,421
------------------------------------------------------------------------------------------
    Total Liabilities                                                           42,207,544
------------------------------------------------------------------------------------------
    Net Assets                                                              $  568,508,104
==========================================================================================
Net Assets
Common Stock at par value $1.00 per share,
 authorized 50,000,000 shares; issued and
 outstanding 21,682,327 shares                                              $   21,682,327
Additional capital surplus                                                     311,592,198
Undistributed net investment income                                              2,450,993
Undistributed net realized gain on investments                                   7,314,046
Unrealized appreciation on investments                                         225,468,540
------------------------------------------------------------------------------------------
    Net Assets Applicable to Common Stock                                   $  568,508,104
==========================================================================================
    Net Asset Value Per Share of Common Stock                               $        26.22
==========================================================================================

* See Schedule of Investments on pages 8 and 9.

The accompanying notes are an integral part of the financial statements.

                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                         Six Months Ended June 30, 2004

Investment Income
  Income:
    Dividends                                                             $     5,687,944
    Interest and other income                                                     313,352
-----------------------------------------------------------------------------------------
      Total income                                                              6,001,296
-----------------------------------------------------------------------------------------
  Expenses:
    Investment research                                                           401,917
    Administration and operations                                                 290,809
    Directors' fees                                                               153,375
    Reports and stockholder communications                                        121,899
    Transfer agent, registrar and custodian expenses                               78,419
    Auditing and accounting services                                               37,281
    Legal services                                                                 47,793
    Occupancy and other office expenses                                            94,143
    Travel, telephone and postage                                                  27,101
    Other                                                                         103,070
-----------------------------------------------------------------------------------------
      Total expenses                                                            1,355,807
-----------------------------------------------------------------------------------------
      Net Investment Income                                                     4,645,489
-----------------------------------------------------------------------------------------
Realized Gain and Change in Unrealized Appreciation
 on Investments
  Net realized gain on security transactions                                    7,452,675
  Change in unrealized appreciation on investments                             40,395,990
-----------------------------------------------------------------------------------------
      Net Gain on Investments                                                  47,848,665
-----------------------------------------------------------------------------------------
Change in Net Assets Resulting from Operations                            $    52,494,154
=========================================================================================

The accompanying notes are an integral part of the financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Six Months Ended      Year Ended
                                                              June 30, 2004    December 31, 2003
                                                            ----------------   -----------------
From Operations:
  Net investment income                                      $     4,645,489     $     8,134,186
  Net realized gain on investments                                 7,452,675          17,219,079
  Change in unrealized appreciation on investments                40,395,990          66,291,943
------------------------------------------------------------------------------------------------
    Change in net assets resulting from operations                52,494,154          91,645,208
------------------------------------------------------------------------------------------------
Distributions to Stockholders from:
  Net investment income                                           (3,695,248)         (8,108,325)
  Net realized gain from investment transactions                  (1,956,308)        (17,260,893)
------------------------------------------------------------------------------------------------
    Decrease in net assets from distributions                     (5,651,556)        (25,369,218)
------------------------------------------------------------------------------------------------
From Capital Share Transactions:
  Value of shares issued in payment of distributions                      --           9,783,141
  Cost of shares purchased (Note 4)                               (1,275,773)         (4,393,315)
------------------------------------------------------------------------------------------------
    Change in net assets from capital share transactions          (1,275,773)          5,389,826
------------------------------------------------------------------------------------------------
    Total Increase in Net Assets                                  45,566,825          71,665,816
Net Assets:
  Beginning of period                                            522,941,279         451,275,463
------------------------------------------------------------------------------------------------
  End of period (including undistributed net investment      $   568,508,104     $   522,941,279
   income of $2,450,993 and $1,500,752, respectively)
================================================================================================

The accompanying notes are an integral part of the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Corporation's investment objectives as well as the nature and risk of its investment transactions are set forth in the Corporation's registration statement.

Security Valuation--Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

Security Transactions and Investment Income--Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

2.  FEDERAL INCOME TAXES

The Corporation's policy is to distribute all of its taxable income to its shareholders in compliance with the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. For federal income tax purposes, the identified cost of securities, including options, at June 30, 2004 was $381,146,354, and net unrealized appreciation aggregated $225,498,363, of which the related gross unrealized appreciation and depreciation were $238,194,052 and $12,695,689, respectively.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Accordingly, annual reclassifications are made within the Corporation's capital accounts to reflect income and gains available for distribution under income tax regulations.

3.  INVESTMENT TRANSACTIONS

The Corporation's investment decisions are made by a committee, and recommendations to that committee are made by the research staff.

Purchases and sales of portfolio securities, other than options and short-term investments, during the six months ended June 30, 2004 were $31,652,370 and $34,228,421, respectively. Options may be written (sold) or purchased by the Corporation. The Corporation, as writer of an option, bears the risk of possible illiquidity of the option markets and from movements in security values. The risk associated with purchasing an option is limited to the premium originally paid. A schedule of outstanding option contracts as of June 30, 2004 can be found on page 10.

Transactions in written covered call and collateralized put options during the six months ended June 30, 2004 were as follows:

                                      Covered Calls      Collateralized Puts
                                  --------------------  --------------------
                                  Contracts   Premiums  Contracts   Premiums
                                  ---------  ---------  ---------  ---------
Options outstanding,
  December 31, 2003                     550  $  62,932        350  $  36,992
Options written                       2,765    354,677      1,822    217,628
Options terminated in
  closing purchase
  transactions                         (300)   (31,949)
Options expired                        (540)   (66,210)      (700)   (72,398)
Options exercised                      (675)   (81,932)      (150)   (15,993)
----------------------------------------------------------------------------
Options outstanding,
  June 30, 2004                       1,800  $ 237,518      1,322  $ 166,229
============================================================================

4.  CAPITAL STOCK

The Corporation has 5,000,000 authorized and unissued preferred shares without par value.

On December 27, 2003, the Corporation issued 450,110 shares of its Common Stock at a price of $21.735 per share (the average market price on December 8, 2003) to stockholders of record on November 24, 2003 who elected to take stock in payment of the distribution from 2003 capital gain and investment income.

The Corporation may purchase shares of its Common Stock from time to time at such prices and amounts as the Board of Directors may deem advisable.

Transactions in Common Stock for 2004 and 2003 were as follows:

                                   Shares                          Amount
                          -------------------------  --------------------------
                           Six months                 Six months
                             ended      Year ended      ended       Year ended
                            June 30,   December 31,    June 30,    December 31,
                             2004          2003          2004          2003
                          -----------  ------------  ------------  ------------
Shares issued in
  payment of dividends             --       450,110  $         --  $  9,783,141

Shares purchased
  (at a weighted average
  discount from net asset
  value of 8.1% and 8.2%,
  respectively)               (54,450)     (223,400)   (1,275,773)   (4,393,315)
-------------------------------------------------------------------------------
Net change                    (54,450)      226,710  $ (1,275,773) $  5,389,826
===============================================================================

On June 30, 2004, the Corporation held a total of 54,450 shares of its Common Stock at a cost of $1,275,773. There were no shares held by the Corporation at December 31, 2003.

--------------------------------------------------------------------------------

The Corporation has an employee incentive stock option and stock appreciation rights plan which provides for the issuance of options and stock appreciation rights for the purchase of up to 895,522 shares of the Corporation's Common Stock at 100% of the fair market value at date of grant. Options are exercisable beginning not less than one year after the date of grant and extend and vest over ten years from the date of grant. Stock appreciation rights are exercisable beginning not less than two years after the date of grant and extend over the period during which the option is exercisable. The stock appreciation rights allow the holders to surrender their rights to exercise their options and receive cash or shares in an amount equal to the difference between the option price and the fair market value of the Common Stock at the date of surrender.

Under the plan, the exercise price of the options and related stock appreciation rights is reduced by the per share amount of capital gain paid by the Corporation during subsequent years. At the beginning of 2004, there were 129,447 options outstanding at a weighted average exercise price of $18.35 per share. During the six months ended June 30, 2004, the Corporation granted options including stock appreciation rights for 19,241 shares of Common Stock with an original weighted average exercise price of $22.86. During the six months ended June 30, 2004, stock appreciation rights relating to 9,941 stock option shares were exercised at a weighted average market price of $23.99 per share and the stock options relating to these rights with a weighted average exercise price of $13.06 per share were cancelled. At June 30, 2004, there were outstanding exercisable options to purchase 52,264 common shares at $10.83-$24.44 per share (weighted average price of $17.95) and unexercisable options to purchase 86,483 common shares at $15.05-$24.44 per share (weighted average price of $19.87). The weighted average remaining contractual life of outstanding exercisable and unexercisable options was 5.25 years and 6.68 years, respectively. The total compensation expense for stock options and stock appreciation rights recognized for the six months ended June 30, 2004 was $118,744. At June 30, 2004, there were 260,373 shares available for future option grants.

5.  RETIREMENT PLANS

The Corporation's non-contributory qualified defined benefit pension plan covers all full-time employees with at least one year of service. Benefits are based on length of service and compensation during the last five years of employment. The Corporation's policy is to contribute annually to the plan those amounts that can be deducted for federal income tax purposes, plus additional amounts as the Corporation deems appropriate in order to provide assets sufficient to meet benefits to be paid to plan participants. During the six months ended June 30, 2004, the Corporation contributed $590,000 to the plan. The Corporation does not anticipate making additional contributions to the plan in 2004.

In addition, the Corporation has a nonqualified defined benefit plan which provides eligible employees with retirement benefits to supplement the qualified plan.

The following table aggregates the components of the plans' net periodic pension cost for the six months ended June 30:

                                                                  June 30, 2004
                                                                  -------------
Service Cost                                                      $      68,540
Interest Cost                                                           122,711
Expected return on plan assets                                         (108,398)
Amortization of prior service cost                                       28,926
Amortization of net loss                                                 66,365
-------------------------------------------------------------------------------
Net periodic pension cost                                         $     178,144
===============================================================================

The Corporation also sponsors a defined contribution plan that covers substantially all employees. For the six months ended June 30, 2004, the Corporation expensed contributions of $26,491. The Corporation does not provide postretirement medical benefits.

6.  EXPENSES

The cumulative amount of accrued expenses at June 30, 2004 for employees and former employees of the Corporation was $1,176,367. Aggregate remuneration paid or accrued during the six months ended June 30, 2004 to directors and key employees amounted to $607,413.

7.  PORTFOLIO SECURITIES LOANED

The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of approximately 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At June 30, 2004, the Corporation had securities on loan of $38,176,460 and held collateral of $38,883,142, consisting of repurchase agreements and commercial paper.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Six Months Ended
                                           ------------------------                      Year Ended December 31
                                            June 30,      June 30,     ------------------------------------------------------------
                                              2004          2003         2003        2002         2001          2000        1999
                                           ----------     ---------    ---------   ---------    ---------    ---------   ----------
Per Share Operating Performance*
Net asset value, beginning of period       $    24.06     $   20.98    $   20.98   $   24.90    $   32.69    $   26.32   $    22.87
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income                         0.21          0.18         0.38        0.42         0.49         0.37         0.48
   Net realized gains and change in
    unrealized appreciation                      2.20          1.44         3.89       (3.20)       (6.81)        7.67         4.67
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 2.41          1.62         4.27       (2.78)       (6.32)        8.04         5.15
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
   Dividends from net investment income         (0.17)        (0.17)       (0.38)      (0.43)       (0.43)       (0.39)       (0.48)
   Distributions from net realized gains        (0.09)        (0.09)       (0.81)      (0.68)       (1.07)       (1.35)       (1.07)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (0.26)        (0.26)       (1.19)      (1.11)       (1.50)       (1.74)       (1.55)
-----------------------------------------------------------------------------------------------------------------------------------
   Capital share repurchases                     0.01          0.02         0.02        0.01         0.06         0.28         0.01
   Reinvestment of distributions                   --            --        (0.02)      (0.04)       (0.03)       (0.21)       (0.16)
-----------------------------------------------------------------------------------------------------------------------------------
Total capital share transactions                 0.01          0.02         0.00       (0.03)        0.03         0.07        (0.15)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    26.22     $   22.36    $   24.06   $   20.98    $   24.90    $   32.69   $    26.32
===================================================================================================================================
Per share market price, end of period      $    23.81     $   20.60    $   23.74   $   19.18    $   23.46    $   27.31   $    21.50
Total Investment Return
   Based on market price                          1.4%          8.8%        30.8%      (13.7)%       (8.7)%       36.1%        13.3%
   Based on net asset value                      10.2%          7.9%        21.2%      (11.1)%      (19.0)%       33.1%        23.8%
Ratios/Supplemental Data
   Net assets, end of period (in 000's)    $  568,508     $ 476,545    $ 522,941   $ 451,275    $ 526,492    $ 688,173   $  565,075
   Ratio of expenses to average net
    assets                                       0.50%+        0.84%+       0.74%       0.49%        0.35%        0.59%        0.43%
   Ratio of net investment income to
      average net assets                         1.73%+        1.74%+       1.75%       1.84%        1.67%        1.24%        1.86%
   Portfolio turnover                           13.31%+        4.68%+      10.20%       9.69%        6.74%        7.68%       11.89%
   Number of shares outstanding at
      end of period (in 000's)*                21,682        21,313       21,737      21,510       21,148       21,054       21,471

--------
*Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000. Certain prior year amounts have been reclassified to conform to current year presentation.
+Ratios presented on an annualized basis.

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                  June 30, 2004

                                                      Prin. Amt.
                                                      or Shares      Value (A)
                                                     ------------   ------------
Stocks And Convertible Securities -- 88.8%

  Energy -- 74.2%
    Internationals -- 25.4%
      BP plc ADR                                          600,000   $ 32,142,000
      ChevronTexaco Corp.                                 270,000     25,409,700
      Exxon Mobil Corp.                                 1,050,000     46,630,500
      Royal Dutch Petroleum Co. ADR                       400,000     20,668,000
      "Shell" Transport and Trading Co.,
       plc ADR (B)                                        135,000      6,034,500
      Total S.A. ADR (B)                                  140,000     13,451,200
                                                                    ------------
                                                                     144,335,900
                                                                    ------------
    Domestics -- 8.9%
      Amerada Hess Corp. (B)                              125,000      9,898,750
      ConocoPhillips                                      300,000     22,887,000
      Kerr McGee Corp. (B)                                177,153      9,525,517
      Murphy Oil Corp.                                     65,000      4,790,500
      Unocal Capital Trust $3.125 Conv. Pfd.               72,540      3,776,614
                                                                    ------------
                                                                      50,878,381
                                                                    ------------
    Producers -- 13.8%
      Apache Corp.                                        190,000      8,274,500
      Burlington Resources Inc.                           266,800      9,652,824
      Devon Energy Corp.                                  198,720     13,115,520
      EOG Resources, Inc.                                 200,000     11,942,000
      Noble Energy, Inc.                                  141,000      7,191,000
      Occidental Petroleum Corp.                          200,000      9,682,000
      Pioneer Natural
        Resources Co. (B)(C)                              316,000     11,085,280
      XTO Energy Inc.                                     250,000      7,447,500
                                                                    ------------
                                                                      78,390,624
                                                                    ------------
    Distributors -- 13.7%
      AGL Resources Inc.                                  250,000      7,262,500
      Duke Energy Corp.                                   217,624      4,415,591
      Energen Corp.                                       200,000      9,598,000
      Equitable Resources Inc.                            250,000     12,927,500
      Keyspan Corp.                                       220,000      8,074,000
      MDU Resources Group, Inc.                           300,000      7,209,000
      National Fuel Gas Co.                               200,000      5,000,000
      New Jersey Resources Corp.                          277,500     11,538,450
      Questar Corp.                                       200,000      7,728,000
      Williams Companies, Inc. 9.0%
       FELINE PACS due 2005                               120,000      1,653,600
      Williams Companies, Inc.                            200,000      2,380,000
                                                                    ------------
                                                                      77,786,641
                                                                    ------------
    Services -- 12.4%
      Baker Hughes, Inc.                                  130,000      4,894,500
      BJ Services Co. (C)                                 370,000     16,960,800
      GlobalSantaFe Corp.                                 200,000      5,300,000
      Grant Prideco Inc. (B)(C)                           308,000      5,685,680
      Nabors Industries Ltd. (C)                          125,000      5,652,500
      Noble Corp. (C)                                     135,000      5,115,150
      Schlumberger Ltd.                                   280,000   $ 17,782,800
      Weatherford International,
       Ltd. (B)(C)                                        205,000      9,220,900
                                                                    ------------
                                                                      70,612,330
                                                                    ------------
  Basic Industries -- 14.6%
    Basic Materials & Other -- 10.5%
      Air Products and Chemicals, Inc.                    125,000      6,556,250
      Albemarle Corp.                                      48,450      1,533,443
      Aqua America, Inc.                                  322,500      6,466,125
      Arch Coal Inc. (B)                                  250,000      9,147,500
      du Pont (E.I.) de Nemours and Co.                   175,000      7,773,500
      General Electric Co.                                454,800     14,735,520
      Ingersoll-Rand Co. Ltd.                              76,400      5,218,882
      Rohm & Haas Co.                                     200,000      8,316,000
                                                                    ------------
                                                                      59,747,220
                                                                    ------------
    Paper and Forest Products -- 4.1%
      Boise Cascade Corp. 7.5% ACES due 2004               51,000      2.690,250
      Boise Cascade Corp.                                 205,000      7,716,200
      Smurfit-Stone Container Corp. (C)                   278,668      5,559,427
      Temple-Inland Inc.                                  105,000      7,271,250
                                                                    ------------
                                                                      23,237,127
                                                                    ------------
Total Stocks And Convertible Securities
    (Cost $279,204,690) (D)                                          504,988,223
                                                                    ------------

Short-Term Investments -- 11.0%
    U.S. Government Obligations -- 1.8%
      U.S. Treasury Bills,
       0.96%, due 8/19/04                            $ 10,000,000      9,986,933
                                                                    ------------
    Certificates of Deposit -- 1.0%
      Mercantile-Safe Deposit &
       Trust Co., 0.90%,
       due 9/7/04                                    $  5,550,000      5,550,000
                                                                    ------------
    Commercial Paper -- 8.2%
      American General Finance Corp., 1.05-1.16%,
       due 7/13/04-7/22/04                           $  7,000,000      6,996,840
      ChevronTexaco Funding Corp., 1.01-1.23%,
       due 7/6/04-8/5/04                             $  6,850,000      6,845,524
      Coca-Cola Corp., 1.25%,
       due 8/3/04                                    $    745,000        744,146
      Coca-Cola Enterprises Inc., 1.18%,
       due 7/29/04                                   $  3,300,000      3,296,971
      General Electric Capital Corp.,
       1.13 - 1.23%,
       due 7/15/04 - 8/3/04                          $  4,445,000      4,441,278

--------------------------------------------------------------------------------

                                 June 30, 2004

                                                     Prin. Amt.     Value (A)
                                                    ------------  ------------
      General Electric Capital Services Corp.,
       1.22 -1.26%,
       due 7/29/04 - 8/5/04                         $  2,400,000  $   2,397,564
      GMAC New Center Asset Trust, 1.08%,
       due 7/8/04                                      5,450,000      5,448,856
      Pfizer Inc., 1.07%,
       due 7/27/04                                     5,325,000      5,320,885
      Proctor & Gamble Co., 1.24%,
       due 8/5/04                                      4,750,000      4,744,274
      Toyota Motor Credit Corp., 1.03 - 1.18%,
       due 7/15/04 - 7/20/04                           6,600,000      6,596,334
                                                                  -------------
                                                                     46,832,672
                                                                  -------------
Total Short-Term Investments
    (Cost $62,369,605)                                            $  62,369,605
                                                                  -------------

                                                                     Value (A)
                                                                  -------------
Securities Lending Collateral -- 6.8%
    Repurchase Agreements
      Daiwa Securities America Inc., 1.65%,
       due 7/1/04                                                 $   6,385,709
    Commercial Paper
      Citi Corp., 1.38%,
       due 8/3/04                                                     1,498,044
      Giro Balanced Funding Corp., 1.29%,
       due 7/15/04                                                      999,389
                                                                  -------------
Total Securities Lending Collateral
    (Cost $38,883,142)                                               38,883,142
                                                                  -------------
Total Investments -- 106.6%
    (Cost $380,457,437)                                             606,240,970
    Cash, receivables and other assets,
     less liabilities -- (6.6)%                                     (37,732,866)
                                                                  -------------
Net Assets -- 100.0%                                              $ 568,508,104
                                                                  =============

================================================================================
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B) Some or all of these securities are on loan. See note 7 to financial statements.
(C) Presently non-dividend paying.
(D) The aggregate market value of stocks held in escrow at June 30, 2004 covering open call option contracts written was $11,644,950. In addition, the aggregate market value of securities segregated by the Corporation's custodian required to collateralize open put option contracts written was $5,372,500.

                    SCHEDULE OF OUTSTANDING OPTION CONTRACTS
--------------------------------------------------------------------------------

                                  June 30, 2004



  Contracts                                                Contract
(100 shares                                        Strike Expiration     Appreciation/
    each)                   Security               Price      Date       (Depreciation)
-----------                 --------               ------  ---------     -------------
                                 COVERED CALLS
     150     Amerada Hess Corp. .................  $   65     Aug 04     $  (201,676)
     250     Boise Cascade Corp. ................      40     Aug 04          (8,251)
     250     Boise Cascade Corp. ................      40     Nov 04         (22,001)
     200     ConocoPhillips .....................      80     Aug 04           7,199
     200     EOG Resources, Inc. ................      50     Jul 04        (165,602)
     100     Ingersoll-Rand Co. Ltd. ............      70     Jul 04           1,200
     250     Temple-Inland Inc. .................      70     Aug 04         (22,001)
     150     Temple-Inland Inc. .................      70     Nov 04         (19,951)
     150     Total S.A. .........................     100     Aug 04          (7,850)
     100     Total S.A. .........................     105     Nov 04           2,200
   -----                                                                  ----------
   1,800                                                                    (436,733)
   -----                                                                  ----------

                                COLLATERALIZED PUTS

     100     BP plc .............................      45     Jul 04          13,199
     200     Baker Hughes, Inc. .................      30     Oct 04          12,549
     150     ConocoPhillips .....................      65     Aug 04          18,300
     150     du Pont (E.I.) de Nemours and Co. ..   37.50     Oct 04           9,300
     200     Murphy Oil Corp. ...................      55    July 04          16,849
      72     Murphy Oil Corp. ...................      50     Oct 04           3,744
     200     Pioneer Natural Resources Co. ......      30     Sep 04          24,399
     100     Schlumberger Ltd. ..................      50     Nov 04          14,100
     150     Smurfit-Stone Container Corp. ......      15     Aug 04           9,300
   -----                                                                  ----------
   1,322                                                                     121,740
   -----                                                                  ----------
                                                                          $ (314,993)
                                                                          ==========

                          CHANGES IN PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

                   During the Three Months Ended June 30, 2004
                                   (unaudited)

                                                                 Shares
                                                 ----------------------------------------
                                                                                Held
                                                 Additions   Reductions     June 30, 2004
                                                 ---------   ----------     -------------
BP plc ADR                                          10,000                        600,000
Burlington Resources Inc.                          133,400(1)                     266,800
ConocoPhillips                                      15,000                        300,000
Duke Energy Corp.                                  102,624(2)                     217,624
du Pont (E.I.) de Nemours and Co.                  175,000                        175,000
Pioneer Natural Resources Co.                       20,000                        316,000
Smurfit-Stone Container Corp.                       80,993                        278,668
XTO Energy Inc.                                     31,100                        250,000
Albemarle Corp.                                                 151,550            48,450
Aqua America, Inc.                                                7,500           322,500
ChevronTexaco Corp.                                              20,000           270,000
Duke Energy Corp. 8.25% Conv. Pfd, due 2004                     160,000(2)             --
Ingersoll-Rand Co. Ltd.                                           1,600            76,400
Kinder Morgan, Inc.                                              77,300                --
Royal Dutch Petroleum Co. ADR                                    10,000           400,000
Stone Energy Corp.                                              104,300                --
TECO Energy, Inc.                                               200,000                --

----------
(1) By stock split
(2) By conversion.

                                   ----------

This report, including the financial statements herein, is transmitted to the stockholders of Petroleum & Resources Corporation for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Corporation or of any securities mentioned in this report. The rates of return will vary and the market value of an investment will fluctuate. Shares, if sold, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Directors and Stockholders of Petroleum & Resources Corporation:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Petroleum & Resources Corporation (hereafter referred to as the "Corporation") at June 30, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Corporation's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
July 8, 2004

                         HISTORICAL FINANCIAL STATISTICS
--------------------------------------------------------------------------------

                                                              Dividends     Distributions
                                                  Net           from            from
                                                 Asset     Net Investment    Net Realized
                  Value of         Shares      Value per       Income           Gains
 December 31     Net Assets     Outstanding*    Share*       per Share*       per Share*
------------    -------------   ------------   ---------   --------------   -------------
1994            $ 332,279,398    18,570,450     $ 17.89       $ .61            $  .79
1995              401,404,971    19,109,075       21.01         .58               .81
1996              484,588,990    19,598,729       24.73         .55               .88
1997              556,452,549    20,134,181       27.64         .51              1.04
1998              474,821,118    20,762,063       22.87         .52              1.01
1999              565,075,001    21,471,270       26.32         .48              1.07
2000              688,172,867    21,053,644       32.69         .39              1.35
2001              526,491,798    21,147,563       24.90         .43              1.07
2002              451,275,463    21,510,067       20.98         .43               .68
2003              522,941,279    21,736,777       24.06         .38               .81
June 30, 2004     568,508,104    21,682,327       26.22         .30+              .09+

----------
* Prior years have been adjusted to reflect the 3-for-2 stock split effected in October 2000.
+ Paid or declared.

                                   ----------

                                  Common Stock
                      Listed on the New York Stock Exchange
                            and the Pacific Exchange

                        Petroleum & Resources Corporation
             Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                        (410) 752-5900 or (800) 638-2479
                            Website: www.peteres.com
                           E-mail: contact@peteres.com
                       Counsel: Chadbourne & Parke L.L.P.
    Independent Registered Public Accounting Firm: PricewaterhouseCoopers LLP

         Transfer Agent & Registrar: American Stock Transfer & Trust Co.

                  Custodian of Securities: The Bank of New York

                      SHAREHOLDER INFORMATION AND SERVICES
--------------------------------------------------------------------------------

DIVIDEND PAYMENT SCHEDULE

The Corporation presently pays dividends four times a year, as follows: (a) three interim distributions on or about March 1, June 1, and September 1 and (b) a "year-end" distribution, payable in late December, consisting of the estimated balance of the net investment income for the year and the net realized capital gain earned through October 31. Stockholders may elect to receive the year-end distribution in stock or cash. In connection with this distribution, all stockholders of record are sent a dividend announcement notice and an election card in mid-November.

Stockholders holding shares in "street" or brokerage accounts may make their elections by notifying their brokerage house representative.

INVESTORS CHOICE

INVESTORS CHOICE is a direct stock purchase and sale plan, as well as a dividend reinvestment plan, sponsored and administered by our transfer agent, American Stock Transfer & Trust Company (AST). The plan provides registered stockholders and interested first time investors an affordable alternative for buying, selling, and reinvesting in Petroleum & Resources shares.

The costs to participants in administrative service fees and brokerage commissions for each type of transaction are listed below.

Initial Enrollment and Optional Cash Investments
   Service Fee                                              $2.50 per investment
   Brokerage Commission                                          $0.05 per share

Reinvestment of Dividends**
  Service Fee                                              2% of amount invested
                                               (maximum of $2.50 per investment)
  Brokerage Commission                                           $0.05 per share

Sale of Shares
  Service Fee                                                             $10.00
  Brokerage Commission                                           $0.05 per share

Deposit of Certificates for safekeeping                                    $7.50
Book to Book Transfers                                                  Included

To transfer shares to another participant or to a new participant

Fees are subject to change at any time.

Minimum and Maximum Cash Investments
Initial minimum investment (non-holders)                                 $500.00
Minimum optional investment (existing holders)                            $50.00
Electronic Funds Transfer
 (monthly minimum)                                                        $50.00
Maximum per transaction                                               $25,000.00
Maximum per year                                                            NONE

A brochure which further details the benefits and features of INVESTORS CHOICE as well as an enrollment form may be obtained by contacting AST.

For Non-Registered Shareholders

For shareholders whose stock is held by a broker in "street" name, the AST INVESTORS CHOICE Direct Stock Purchase and Sale Plan remains available through many registered investment security dealers. If your shares are currently held in a "street" name or brokerage account, please contact your broker for details about how you can participate in AST's Plan or contact AST.

                                   ----------
                                 The Corporation
                        Petroleum & Resources Corporation
                             Lawrence L. Hooper, Jr.
                  Vice President, General Counsel and Secretary
             Seven St. Paul Street, Suite 1140, Baltimore, MD 21202
                                 (800) 638-2479
                            Website: www.peteres.com
                           E-mail: contact@peteres.com

                               The Transfer Agent
                     American Stock Transfer & Trust Company
                        Address Shareholder Inquiries to:
                        Shareholder Relations Department
                                 59 Maiden Lane
                               New York, NY 10038
                                 (866) 723-8330
                            Website: www.amstock.com
                            E-mail: info@amstock.com

                        Investors Choice Mailing Address:
                        Attention: Dividend Reinvestment
                                  P.O. Box 922
                               Wall Street Station
                               New York, NY 10269
                          Website: www.InvestPower.com
                          E-mail: info@InvestPower.com

*The year-end dividend and capital gain distribution will usually be made in newly issued shares of common stock. There will be no fees or commissions in connection with this dividend and capital gain distribution when made in newly issued shares.

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Audit Committee of Listed Registrants - Item not applicable to semi annual report.

Item 6: Schedule of Investments - This schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Item not applicable to semi-annual report.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                                 Maximum
                                     Total      Number (or
                                   Number of   Approximate
                                  Shares (or   Dollar Value)
             Total                  Units)    of Shares (or
             Number               Purchased    Units) that
               of      Average    as Part of   May Yet Be
             Shares     Price      Publicly     Purchased
              (or      Paid per   Announced     Under the
             Units)   Share (or    Plans or     Plans or
Period(2)  Purchased    Unit)      Programs     Programs
--------   ---------  ---------   ---------    ---------
Jan. 2004         0         --           0     1,064,333
Feb. 2004         0         --           0     1,064,333
Mar. 2004         0         --           0     1,064,333
Apr. 2004         0         --           0     1,064,333
May 2004      7,900    $ 23.04       7,900     1,056,433
June 2004    46,550    $ 23.50      46,550     1,009,933
--------   ---------  ---------   ---------    ---------
Total        54,450(1) $ 23.43      54,450(2)  1,009,883(2)

(1) There were no shares purchased other than through a publicly announced plan or program.

(2.a) The Plan was announced on December 11, 2003.
(2.b) The share amount approved was 5% of outstanding shares, or approximately 4,112,647 shares.
(2.c) The Plan will expire on or about December 9, 2004.
(2.d) None.
(2.e) None.

Item 9: Submission of Matters to a Vote of Security Holders - There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors made or implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 10: Controls and Procedures.

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

     (b) Internal Controls. There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits attached hereto.  (Attach certifications as exhibits)

(1) Not required at this time.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940, are attached.

A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:  August 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:  August 2, 2004


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:  August 2, 2004